CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 18,106	$ 15,085	$ 66,794
Cost of revenues:
Total cost of revenues	3,451	6,718	62,497
Gross profit	14,655	8,367	4,297
Operating expenses (income):
Selling and marketing	8,293	10,780	10,485
Research and development	11,347	22,791	21,930
General and administrative	22,242	10,089	48,082
Bad debt provision of prepaid expenses and other current assets	0	418	0
Provision of amount due from a related party	0	12,408	0
Impairment of goodwill	0	9,288	29,055
Gain on disposal of property and equipment	0	0	(25,928)
Total operating expenses	41,882	65,774	83,624
Loss from operations	(27,227)	(57,407)	(79,327)
Other (expenses) income	3,543	1,523	(1,202)
Fair value change gain (loss) of contingent consideration	(1,027)	20,662	19,899
Impairment of long-term investments	0	(2,000)	0
Interest income (including interest income from a related party of $3,880, $7,878 and $9,176 for the years ended December 31, 2018, 2019 and 2020, respectively)	8,079	8,776	5,185
Interest expense	(303)	(566)	(842)
Realized loss on disposal of long-term investments	0	0	(2,141)
Loss before provision of income tax and earnings (loss) in equity method investments and noncontrolling interest, net of tax	(16,935)	(29,012)	(58,428)
Income tax (expenses) benefits	65	(1,944)	(8,988)
Loss before (loss) earnings in equity method investments and noncontrolling interest, net of tax	(16,870)	(30,956)	(67,416)
(Loss) earnings in equity method investments, net of tax	70	(7,464)	(2,463)
Loss from continuing operations	(16,800)	(38,420)	(69,879)
Discontinued operations:
Loss from the operations of the discontinued operations, net of tax expenses of $nil for the years ended December 31, 2018, 2019 and 2020, respectively	(5,320)	(69,068)	(107,737)
Gain on deconsolidation of subsidiaries, net of tax of $nil for the years ended December 31, 2018, 2019 and 2020, respectively		0	242,097
Income (Loss) from discontinued operations, net of tax expenses of $nil for the years ended December 31, 2018, 2019 and 2020, respectively	(5,320)	(69,068)	134,360
Net loss attributable to the noncontrolling interest	(2,900)	(56,391)	(8,059)
Net (loss) income from continuing operations attributable to Renren Inc.	(13,900)	17,971	(61,820)
Net income (loss)	(22,120)	(107,488)	64,481
Net income (loss) from discontinued operations attributable to Renren Inc.	(5,320)	(69,068)	134,360
Net income (loss) attributable to Renren Inc.	$ (19,220)	$ (51,097)	$ 72,540
Net loss per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	$ (0.01)	$ 0.02	$ (0.07)
Diluted (in dollars per share)	(0.01)	0.02	(0.07)
Net income (loss) per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in dollars per share)	(0.01)	(0.07)	0.14
Diluted (in dollars per share)	(0.01)	(0.07)	0.13
Net income (loss) per share attributable to Renren Inc. shareholders:
Basic (in dollars per share)	(0.02)	(0.05)	0.07
Diluted (in dollars per share)	$ (0.02)	$ (0.05)	$ 0.07
Weighted average number of shares used in calculating net income (loss) per share from continuing operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,063,651,105	1,049,024,096	1,036,421,063
Diluted (in shares)	1,063,651,105	1,049,024,096	1,036,421,063
Weighted average number of shares used in calculating net (loss) income per share from discontinued operations attributable to Renren Inc. shareholders:
Basic (in shares)	1,063,651,105	1,049,024,096	1,036,421,063
Diluted (in shares)	1,063,651,105	1,049,024,096	1,095,805,917
Automobile sales
Revenues:
Total revenues	$ 0	$ 0	$ 47,226
Cost of revenues:
Cost of revenue - other services	0	0	50,531
SaaS revenue
Revenues:
Total revenues	17,519	8,261	5,748
Cost of revenues:
Cost of revenue - other services	3,353	1,743	2,331
Other services
Revenues:
Total revenues	587	6,824	13,820
Cost of revenues:
Cost of revenue - other services	$ 98	$ 4,975	$ 9,635